Cover Page	Aug. 20, 2026
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Sep. 01, 2026
Entity Registrant Name	NERDY INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39595
Entity Tax Identification Number	98-1499860
Entity Address, Address Line One	8001 Forsyth Blvd.
Entity Address, Address Line Two	Suite 1050
Entity Address, City or Town	St. Louis
Entity Address, State or Province	MO
Entity Address, Postal Zip Code	63105
City Area Code	314
Local Phone Number	412-1227
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	NRDY
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001819404
Amendment Flag	false